LIQUIDITY (Details Narrative)																										1 Months Ended		3 Months Ended															6 Months Ended		9 Months Ended		12 Months Ended					18 Months Ended
	Feb. 28, 2022	Feb. 01, 2022 Facility	Oct. 03, 2021 Integer	Oct. 01, 2021 Facility	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) Facility	Aug. 17, 2021 USD ($)	Aug. 16, 2021 USD ($)	Aug. 13, 2021 USD ($)	Jul. 09, 2021 USD ($)	Jan. 01, 2021 USD ($) Bed	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Oct. 02, 2018 $ / shares	Oct. 01, 2018 $ / shares	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 08, 2018 USD ($)	Jun. 08, 2018	Mar. 31, 2018 USD ($)	May 01, 2017 USD ($) Facility	Feb. 28, 2022	Feb. 28, 2022	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) Bed	Dec. 31, 2021 USD ($) Facility	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) Facility	Sep. 30, 2021 USD ($) Bed	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) Bed	Sep. 30, 2021 USD ($) Bed	Dec. 31, 2021 USD ($) Facility	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2022 USD ($)	Jan. 31, 2024 USD ($)	Jul. 01, 2022 USD ($)	Dec. 14, 2021 Agreement	Dec. 01, 2018
Unrestricted cash																												$ 2,400,000	$ 2,600,000	$ 4,500,000	$ 6,800,000												$ 2,600,000		$ 2,400,000		$ 6,800,000					$ 2,600,000
Cash flow from continuing operations																																															5,207,000	$ 2,451,000
Undeclared preferred stock dividends arrears												$ 2,249,000	$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,250,000			$ 1,912,000	$ 1,912,000			$ 1,912,000							2,249,000		$ 2,249,000				$ 2,249,000	$ 2,250,000	$ 2,249,000	$ 2,249,000	$ 2,249,000	$ 1,912,000					8,997,000	8,997,000	$ 8,997,000	$ 7,985,000	$ 1,912,000
Total indebtedness																												52,568,000	52,670,000	52,877,000	52,876,000												52,670,000		52,568,000		52,876,000					52,670,000
Net of deferred financing costs and unamortized discounts, in indebtedness																												1,200,000	1,100,000	1,300,000	1,300,000												1,100,000		1,200,000		1,300,000					1,100,000
Debt repayments of principal in next 12 months, amortization																												2,900,000	2,500,000	$ 2,300,000	$ 1,900,000												2,500,000		$ 2,900,000		1,900,000					2,500,000
Number of licensed beds | Bed																														126,000															126,000
Gains losses on extinguishment of debt																																	146,000													$ 146,000	$ 146,000
Number of facilities | Facility																															24																24
Net loss																												371,000	1,325,000	$ 2,927,000			39,000				503,000	(21,000)					4,252,000	$ 482,000	4,623,000	521,000	$ 1,182,000	688,000
Property management fee, percentage											5.00%
Prior leases contracted cash rent																																															3,700,000
Lease initial term																																																								10 years
Cash flow from operations																														1,579,000								(2,350,000)					2,798,000	(2,387,000)	2,171,000	(4,112,000)	(4,894,000)	(1,295,000)
Exchange offer extended expiration date																											May 31, 2022
Debt instrument, outstanding amount																												53,804,000	53,927,000	54,157,000	$ 54,178,000								55,824,000				53,927,000		53,804,000		54,178,000	55,824,000				53,927,000
Rent collected or anticipates collecting																												6,190,000	7,371,000	7,343,000	8,257,000								6,660,000				7,371,000		6,190,000		8,257,000	6,660,000				7,371,000
Accounts payable																												3,478,000	4,429,000	4,506,000	3,749,000								3,008,000				4,429,000		3,478,000		3,749,000	3,008,000				4,429,000
Healthcare Services [Member]
Accounts receivable																												4,300,000																	4,300,000
Accounts payable																												1,601,000	1,325,000	$ 965,000	968,000												$ 1,325,000		1,601,000		$ 968,000					1,325,000
Subsequent Event [Member]
Rent collected or anticipates collecting																																																						$ 700,000
Peach Health Care [Member]
Description of percentage of fixed management fee																														The fixed Management fee Regional will pay Peach Health is 1% less than under the Vero Management Agreement with additional percentages for meeting specified performance targets.													The fixed Management fee Regional will pay Peach Health is 1% less than under the Vero Management Agreement with additional percentages for meeting specified performance targets.				The fixed Management fee Regional will pay Peach Health is 1% less than under the Vero Management Agreement, includes a minimum fee of $35,000, with additional percentages for meeting specified performance targets.
Management Agreement [Member]
Property management fee, percentage				4.00%							4.00%
Powder Springs Facility [Member]
Variable rent recognized and collected																																															$ 1,400,000
Variable rent recognized																													300,000	$ 450,000							$ 100,000						$ 700,000	$ 500,000
GABON | Peach Health Care [Member]
Number of facilities | Facility				3
Wellington Tenants [Member]
Cash rent																															$ 2,000,000.0																$ 2,000,000.0
Wellington Tenants [Member] | GABON
Number of facilities subleased | Facility																															2																2
Foster [Member] | GABON
Number of facilities | Facility																															8																8
Wellington Lease Termination [Member]
Lease transition date																														Jan. 01, 2021													Jan. 01, 2021				Jan. 01, 2021
Bed taxes											$ 1,700,000																				$ 1,700,000							1,700,000									$ 1,700,000
Percentage of anticipated annual revenue																																															23.00%	23.00%
Estimated allowance of rent receivable																																																$ 1,400,000
Cash rent arrears receivable current																																							$ 2,700,000									2,700,000
Debt securities available for sale allowance for credit loss recovery																																															$ 200,000
Proceeds from collection of lease receivables																																															3,400,000
Insurance refund amount																																															200,000
Bed taxes paid																																						$ 1,000,000.0									1,000,000.0
Collection and other expenses paid																																															100,000
Rent arrears																														$ 1,300,000																	1,100,000
Proceeds from rents received																														1,600,000																	1,600,000
Tara Facility [Member]
Number of licensed beds			134								134
Net loss																																															1,800,000					300,000
P S Sublease [Member] | Powder Springs Facility [Member]
Base rent equivalent percentage											80.00%
Maximum adjusted EBITDAR											$ 0																																				$ 100,000
Conditional reimbursement of base rent											$ 0
Minimum required monthly average adjusted cash flows																														100,000													$ 100,000
CRM [Member]
Number of leased facility | Facility																									5
A D K Georgia L L C [Member]
Number of nursing home facilities | Facility		7
A D K Georgia L L C [Member] | Forecast [Member]
Deferred rent per month																																																					$ 40,000
Meadowood [Member]
Percentage of anticipated annual revenue																																															3.00%
Meadowood [Member] | Minimum [Member]
Cash outflow limit upon condition																																															$ 500,000
Meadowood [Member] | CRM [Member]
Number of consent agreements | Agreement																																																							2
Lease initial term																									13 years
Lease renewal option																									5 years
Monthly base rent																									$ 37,500
Operating lease annual rental escalator percentage initial term																									2.00%
Operating lease annual rental escalator percentage renewal term																									2.50%
Coosa Credit Facility [Member]
Net of deferred financing costs and unamortized discounts, in indebtedness					$ 100,000	$ 100,000																						100,000				$ 100,000	100,000	$ 100,000	$ 100,000	$ 100,000									100,000	100,000
Principal amount					100,000	$ 100,000																										100,000	100,000	100,000	$ 100,000	$ 100,000										$ 100,000
Coosa Credit Facility [Member] | Coosa Facility [Member] | Coosa Nursing ADK LLC [Member]
Number of licensed beds						124																													124	124										124
Coosa Credit Facility [Member] | Meadowood [Member] | Meadowood Property Holdings LLC [Member]
Number of licensed beds						161																													106	106										106
Coosa MCB Loan [Member]
Net of deferred financing costs and unamortized discounts, in indebtedness					100,000	$ 100,000																						100,000				100,000	100,000	100,000	$ 100,000	$ 100,000									100,000	$ 100,000
Principal amount					100,000	100,000																										100,000	100,000	100,000	100,000	100,000										100,000
Gains losses on extinguishment of debt																																	100,000
Fountain Head Commercial Capital PPP Loan [Member]
Debt Instrument, forgiven									$ 200,000	$ 200,000																							200,000														200,000
Debt instrument, outstanding amount									$ 200,000
Coosa Facility Refinance [Member]
Principal amount					$ 3,500,000	$ 3,500,000																										3,500,000	3,500,000	3,500,000	3,500,000	3,500,000										3,500,000
Maturity date					May 01, 2022	May 01, 2022
Key Bank Exit Notes [Member]
Principal amount							$ 500,000	$ 500,000
Maturity date							Aug. 25, 2023	Aug. 25, 2021
Routine Debt [Member]
Debt repayments of principal in next 12 months, amortization																												1,700,000	1,700,000	1,700,000	1,700,000												1,700,000		1,700,000		1,700,000					1,700,000
Other Non Routine Debt [Member]
Debt repayments of principal in next 12 months, amortization																															100,000																100,000
Bond Debt [Member]
Debt repayments of principal in next 12 months, amortization																												100,000	100,000	100,000	100,000												100,000		100,000		100,000					100,000
Promissory Note [Member] | Coosa Credit Facility [Member]
Principal amount					$ 5,100,000	$ 5,100,000																										$ 5,100,000	$ 5,100,000	$ 5,100,000	$ 5,100,000	$ 5,100,000										$ 5,100,000
Interest rate					3.95%	3.95%																										3.95%	3.95%	3.95%	3.95%	3.95%										3.95%
Maturity date						Oct. 10, 2026																										Oct. 10, 2026														Oct. 10, 2026
Refinanced [Member] | Metro City Bank [Member]
Principal amount					$ 5,100,000	$ 5,100,000																										$ 5,100,000	$ 5,100,000	$ 5,100,000	$ 5,100,000	$ 5,100,000										$ 5,100,000
Maturity date						Jan. 31, 2036																										Jan. 31, 2036														Jan. 31, 2036
Basis spread																																		1.50%												1.50%
Refinanced [Member] | Metro City Bank [Member] | Prime Rate [Member]
Basis spread						1.50%																												1.50%
Cross Collateralized [Member] | Coosa Credit Facility [Member] | Meadowood [Member]
Principal amount																															5,100,000																5,100,000
Current Maturities Of Other Debt [Member]
Debt repayments of principal in next 12 months, amortization																												1,100,000	700,000	700,000													700,000		1,100,000							700,000
Current Maturities Of Other Debt [Member] | Tara Facility [Member]
Debt repayments of principal in next 12 months, amortization																												$ 600,000	$ 100,000	100,000													100,000		600,000							$ 100,000
Retire or Refinance of Series A Preferred Stock [Member]
Other Expenses																																															1,200,000	$ 200,000
Series A Preferred Stock [Member]
Undeclared preferred stock dividends arrears																						$ 41,300,000								$ 39,100,000													$ 41,300,000		$ 43,500,000		$ 36,900,000
Increase of preferred stock dividend rate																		12.875%	12.875%																												12.875%
Dividends payable, preferred stock | $ / shares																			$ 3.20
Preferred stock, fixed interest rate (percentage)	10.875%																									10.875%	10.875%																				10.875%
Cumulative preferential cash dividend rate																						10.875%	10.875%							10.875%													10.875%		10.875%		10.875%
Increase of preferred dividends rate per share unpaid and undeclared | $ / shares																		$ 3.20	$ 3.20
Series B Preferred Stock [Member]
Preferred stock, fixed interest rate (percentage)	12.50%																									12.50%	12.50%
Medicaid Overpayment For Healthcare Services Segment [Member]
Unrestricted cash					1,500,000	$ 1,500,000																										$ 1,500,000	1,500,000	$ 1,500,000	1,500,000	1,500,000										$ 1,500,000
Liabilities Current					$ 1,500,000	$ 1,500,000																									$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000										$ 1,500,000	$ 1,500,000
Cash flow from continuing operations																																															$ 5,200,000